Income Taxes (Tables)	3 Months Ended
Jul. 31, 2024
Disclosure Of Income Taxes [Abstract]
Summary of Effects of Adjustment on Financial Statements

The effects of this adjustment on our Consolidated Statements of Financial Position and Comprehensive Loss as of July 31, 2024 are as follows:

	Previously reported	Adjustments	As adjusted
Balance sheet items: (in thousands)	4/30/2024	4/30/2024	4/30/2024
Deferred income tax liability	5,825	(1,758)	4,067
Total liabilities	26,067	(1,757)	24,310
Accumulated deficit	(100,265)	1,705	(98,560)
Accumulated other comprehensive loss	2,025	53	2,078
Total shareholders' equity	33,921	1,757	35,678

	Previously reported	Adjustments	As adjusted
Income statement items: (in thousands)	7/31/2023	7/31/2023	7/31/2023
Income taxes	262	153	415
Net loss for the period	(3,565)	149	(3,416)
Exchange difference on translating foreign operations	(1,216)	46	(1,170)
Comprehensive loss for the period	(4,781)	195	(4,586)
Basic and diluted loss per share*	(0.14)	0.00	(0.14)

* Because of the net loss, basic and diluted loss per share are the same given potential dilutive common shares are excluded from the computation as their effect would be anti-dilutive.